Quarterly Holdings Report
for
Fidelity® Disruptive Technology Fund
August 31, 2021
DST-NPRT1-1021
1.9897387.101
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 30.9%
Entertainment - 8.3%
Bilibili, Inc. ADR (a)(b)	14,931	1,197,914
Netflix, Inc. (a)	8,988	5,115,880
Roku, Inc. Class A (a)	3,309	1,166,092
Sea Ltd. ADR (a)	22,034	7,454,543
Spotify Technology SA (a)	5,392	1,263,561
		16,197,990
Interactive Media & Services - 20.8%
Alphabet, Inc. Class C (a)	3,426	9,967,056
Facebook, Inc. Class A (a)	24,015	9,110,811
Kakao Corp.	11,432	1,528,995
Snap, Inc. Class A (a)	43,534	3,313,373
Tencent Holdings Ltd.	89,519	5,528,944
Yandex NV Series A (a)(b)	52,168	4,011,719
Z Holdings Corp.	1,107,731	7,219,408
		40,680,306
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	25,347	3,473,046
TOTAL COMMUNICATION SERVICES		60,351,342
CONSUMER DISCRETIONARY - 16.3%
Automobiles - 0.7%
Tesla, Inc. (a)	1,878	1,381,682
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A	8,409	1,303,311
MakeMyTrip Ltd. (a)(b)	103,937	2,683,653
		3,986,964
Internet & Direct Marketing Retail - 12.9%
Amazon.com, Inc. (a)	1,824	6,330,721
Delivery Hero AG (a)(c)	11,216	1,623,628
Doordash, Inc.	8,436	1,614,650
Farfetch Ltd. Class A (a)(b)	50,610	2,118,535
Meituan Class B (a)(c)	161,962	5,178,666
MercadoLibre, Inc. (a)	1,090	2,035,521
Pinduoduo, Inc. ADR (a)	21,780	2,178,436
Zalando SE (a)(c)	17,942	1,987,155
ZOZO, Inc.	55,668	2,122,686
		25,189,998
Specialty Retail - 0.7%
Auto1 Group SE (c)	30,009	1,305,711
TOTAL CONSUMER DISCRETIONARY		31,864,355
INDUSTRIALS - 1.1%
Road & Rail - 1.1%
Lyft, Inc. (a)	21,661	1,031,280
Uber Technologies, Inc. (a)	29,933	1,171,578
		2,202,858
INFORMATION TECHNOLOGY - 50.4%
Electronic Equipment & Components - 1.2%
Samsung SDI Co. Ltd.	3,468	2,373,037
IT Services - 9.2%
Adyen BV (a)(c)	1,600	5,166,017
MongoDB, Inc. Class A (a)	8,266	3,238,867
Snowflake Computing, Inc.	11,299	3,438,851
Square, Inc. (a)	9,012	2,415,847
Twilio, Inc. Class A (a)	10,488	3,743,796
		18,003,378
Semiconductors & Semiconductor Equipment - 10.1%
Enphase Energy, Inc. (a)	17,484	3,037,495
NVIDIA Corp.	36,157	8,093,744
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	72,404	8,616,800
		19,748,039
Software - 28.5%
Adobe, Inc. (a)	14,503	9,625,641
Atlassian Corp. PLC (a)	11,611	4,261,934
Crowdstrike Holdings, Inc. (a)	9,594	2,695,914
HubSpot, Inc. (a)	6,922	4,737,901
Intuit, Inc.	9,606	5,438,053
Kingdee International Software Group Co. Ltd. (a)	522,556	1,901,437
Microsoft Corp.	36,425	10,995,977
Salesforce.com, Inc. (a)	30,760	8,159,705
Workday, Inc. Class A (a)	29,252	7,990,476
		55,807,038
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	18,356	2,786,991
TOTAL INFORMATION TECHNOLOGY		98,718,483
TOTAL COMMON STOCKS (Cost $148,884,843)		193,137,038

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	2,689,206	2,689,744
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	7,491,201	7,491,950
TOTAL MONEY MARKET FUNDS (Cost $10,181,694)		10,181,694

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $159,066,537)	203,318,732
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(7,546,126)
NET ASSETS - 100.0%	195,772,606

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,261,177 or 7.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,205,966	13,802,537	12,318,759	239	-	-	2,689,744	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,271,625	19,733,930	14,513,605	776	-	-	7,491,950	0.0%
Total	3,477,591	33,536,467	26,832,364	1,015	-	-	10,181,694

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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